AIG
                                MONEY MARKET FUND
                                  ANNUAL REPORT
                                OCTOBER 31, 1998
                                 [logo omitted]
                                   ADVISED BY
                          AIG CAPITAL MANAGEMENT CORP.

THE AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS, OCTOBER 31, 1998


Dear Shareholder:

We are pleased to provide you with the Annual Report for the AIG Money Market Fund (the "Fund") for the Fund's fiscal year ending October 31, 1998.

The twelve-month period ended October 31, 1998 was plagued by extreme volatility in the global financial markets. Such volatility highlighted the relative safety of money market funds compared to both equity and bond funds, as money market funds continued to offer investors protection of principal, daily liquidity and current income against the backdrop of market turmoil.

During the reporting period, the U.S. economy continued to be characterized by moderate growth, low inflation and a declining interest rate environment. In the fall of 1998, the Federal Reserve Board reduced in two successive moves the Fed Funds rate by a total of 50 basis points in order to maintain liquidity and prevent a slowdown in the U.S. economy. Accordingly, the yields on money market instruments ended the twelve-month reporting period lower than at the beginning of the period. For the fiscal year overall, the Fund's total return for each of its classes of shares was higher than the related figure for the prior year by eight basis points, as shown in the Financial Highlights section of the Annual Report.

As always, we will continue to monitor prevailing market conditions in order to manage the Fund in a manner that will provide competitive returns commensurate with the Fund's objectives of preservation of capital and liquidity.

Thank you for your continued investment in the Fund.

Sincerely,

/s/signature omitted

Helen Stefanis
President
AIG Capital Management Corp.

STATEMENT OF NET ASSETS                                    AIG MONEY MARKET FUND
OCTOBER 31, 1998
--------------------------------------------------------------------------------
AIG MONEY MARKET FUND

--------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
--------------------------------------------------------
COMMERCIAL PAPER* (60.6%)
--------------------------------------------------------
   BANK HOLDING COMPANIES (10.1%)
--------------------------------------------------------
          Abbey National North America
 $15,000    5.130, 01/27/99                      $14,816
          Commerzbank U.S. Finance
  11,500    5.604, 01/11/99                       11,376
          Societe Generale North America
  15,000    5.595, 01/19/99                       14,820
--------------------------------------------------------
                                                  41,012
--------------------------------------------------------
   INDUSTRIAL (6.1%)
--------------------------------------------------------
          General Electric
  25,000    5.572, 11/13/98                       24,954
--------------------------------------------------------
    CHEMICALS (8.6%)
--------------------------------------------------------
          Du Pont
   4,900    5.508, 11/09/98                        4,894
          Great Lakes Chemical (A)
  10,000    5.653, 11/02/98                        9,998
          Lubrizol Corporation
  10,000    5.470, 11/16/98                        9,977
  10,000    5.125, 11/10/98                        9,987
--------------------------------------------------------
                                                  34,856
--------------------------------------------------------
   FINANCIAL SERVICES (19.2%)
--------------------------------------------------------
          BIL North America
  15,000    5.325, 11/03/98                       14,996
          General Electric Capital Services
  15,000    5.598, 11/10/98                       14,979
          Goldman Sachs Group
  18,000    5.703, 11/02/98                       17,997
          USAA Capital
  15,000    5.442, 11/19/98                       14,960
          Vattenfall Treasury
  15,000    5.268, 01/05/99                       14,859
--------------------------------------------------------
                                                  77,791
--------------------------------------------------------

--------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
--------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO (4.4%)
--------------------------------------------------------
          Coca Cola
 $12,000    5.037, 11/24/98                     $ 11,962
   6,000    5.356, 11/06/98                        5,995
--------------------------------------------------------
                                                  17,957
--------------------------------------------------------
   HOUSEHOLD PRODUCTS (4.7%)
--------------------------------------------------------
          Gillette
  19,000    5.653, 11/02/98                       18,997
--------------------------------------------------------
PETROLEUM & FUEL PRODUCTS (0.7%)
--------------------------------------------------------
          Shell Oil
   2,900    5.265, 11/18/98                        2,893
--------------------------------------------------------
      PHOTOGRAPHIC EQUIPMENT & SUPPLIES (3.7%)
--------------------------------------------------------
          Xerox
  15,200    5.703, 11/02/98                       15,198
--------------------------------------------------------
    RETAIL (1.9%)
--------------------------------------------------------
          Wal-Mart Stores
   7,500    5.255, 11/05/98                        7,496
--------------------------------------------------------
    SEMI-CONDUCTORS/INSTRUMENTS (1.2%)
--------------------------------------------------------
          Intel
   5,000    5.653, 11/02/98                        4,999

--------------------------------------------------------
          TOTAL COMMERCIAL PAPER
            (Cost $246,153)                      246,153
--------------------------------------------------------
CERTIFICATES OF DEPOSIT (35.2%)
--------------------------------------------------------
          Australia & New Zealand Banking Group Limited
  20,000    5.600, 11/04/98                       20,000
          Banco Bilbao Vizcaya
  10,000    5.600, 02/22/99                       10,000
          Bank of Montreal
  20,000    5.160, 01/25/99                       20,000
          BankBoston North America
  15,000    5.594, 01/19/99                       15,000
          Bayerische Landesbank Girozentrale
  20,000    5.570, 11/30/98                       20,001


   The accompanying notes are an integral part of the financial statements

STATEMENT OF NET ASSETS                                    AIG MONEY MARKET FUND
OCTOBER 31, 1998
--------------------------------------------------------------------------------
AIG MONEY MARKET FUND (concluded)

--------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
--------------------------------------------------------
CERTIFICATES OF DEPOSIT (CONTINUED)
--------------------------------------------------------
          Canadian Imperial Bank of Commerce
 $10,000    5.100, 12/22/98                    $  10,000
          Credit Agricole Indosuez
  10,000    5.660, 02/26/99                        9,999
          Landesbank Hessen-Thueringen
            Girozentrale
  13,000    5.520, 11/03/98                       13,000
          National Westminster Bank PLC
  20,000    5.150, 11/23/98                       20,000
          Societe Generale
   5,000    5.550, 02/09/99                        4,998
--------------------------------------------------------
          TOTAL CERTIFICATES OF DEPOSIT
            (Cost $142,998)                      142,998
--------------------------------------------------------
TIME DEPOSITS (4.4%)
--------------------------------------------------------
          Svenska Handelsbanken Euro
  17,650    5.625, 11/02/98                       17,650
--------------------------------------------------------
          TOTAL TIME DEPOSITS
            (Cost $17,650)                        17,650
--------------------------------------------------------
          TOTAL INVESTMENTS (100.2% )
            (Cost $406,801)                      406,801
--------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-0.2%)           (633)

--------------------------------------------------------
          TOTAL NET ASSETS (100.0%)              406,168
--------------------------------------------------------

--------------------------------------------------------

                                                  VALUE
                                                  (000)
--------------------------------------------------------
NET ASSETS:
--------------------------------------------------------
          Portfolio Shares of Class A (unlimited
            authorization -- no par value) based
            on 251,086,582 outstanding shares
            of beneficial interest              $251,087
          Portfolio Shares of Class B (unlimited
            authorization -- no par value) based
            on 155,077,871 outstanding shares
            of beneficial interest               155,078
          Undistributed Net Investment Income          3
--------------------------------------------------------
          TOTAL NET ASSETS (100.0%)             $406,168
--------------------------------------------------------
          Net Asset Value, Offering and Redemption
            Price Per Share -- Class A             $1.00
          Net Asset Value and Redemption Price
            Per Share -- Class B                   $1.00
---------------------------------------------------------
(A) Security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

 * Disclosure presents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

PLC -- PUBLIC LIMITED CORPORATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS                                    AIG MONEY MARKET FUND
FOR THE YEAR ENDED OCTOBER 31, 1998
--------------------------------------------------------------------------------


AIG MONEY MARKET FUND                                                    (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                             $32,347
                                                                        -------
     Total Investment Income                                             32,347
                                                                        -------

EXPENSES:
   Investment Advisory Fees                                               1,437
   Waiver of Investment Advisory Fees                                      (505)
   Administrative Fees                                                      392
   Waiver of Administrative Fees                                            (48)
   Custodian Fees                                                            63
   Professional Fees                                                         28
   Distribution Fees (1)                                                    482
   Transfer Agent Fees                                                       77
   Printing Fees                                                             23
   Trustee Fees                                                               6
   Registration and Filing Fees                                              21
   Insurance and Other Fees                                                  26
   Organizational Fees                                                        6
                                                                        -------
       Total Expenses, Net                                                2,008
                                                                        -------
     Net Investment Income                                               30,339
                                                                        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $30,339
                                                                        =======

(1) Distribution fees are incurred by Class B shares only.



     The accompanying notes are an integral part of the financial statements


STATEMENT OF CHANGES IN NET ASSETS                                                              AIG MONEY MARKET FUND

---------------------------------------------------------------------------------------------------------------------
                                                                                    11/1/97 TO             11/1/96 TO
                                                                                     10/31/98               10/31/97
AIG MONEY MARKET FUND                                                                  (000)                  (000)
---------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                                           $    30,339            $    23,905
   Net Realized Gain on Securities                                                          --                      2
                                                                                   -----------            -----------
     Increase in Net Assets Resulting from Operations                                   30,339                 23,907
                                                                                   -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                                                           (23,453)               (17,990)
     Class B                                                                            (6,886)                (5,915)
                                                                                   -----------            -----------
   Total Distributions                                                                 (30,339)               (23,905)
                                                                                   -----------            -----------
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Class A
     Shares Issued                                                                  26,714,818             24,277,294
     Shares Issued in Lieu of Cash Distributions                                        23,085                 17,863
     Shares Redeemed                                                               (26,815,939)           (24,219,898)
                                                                                   -----------            -----------
       Net Class A Share Transactions                                                  (78,036)                75,259
                                                                                   -----------            -----------
   Class B
     Shares Issued                                                                     451,047                398,868
     Shares Issued in Lieu of Cash Distributions                                         6,793                  5,874
     Shares Redeemed                                                                  (411,515)              (431,373)
                                                                                   -----------            -----------
       Net Class B Share Transactions                                                   46,325                (26,631)
                                                                                   -----------            -----------
Increase (Decrease) in Net Assets From Share Transactions                              (31,711)                48,628
                                                                                   -----------            -----------
Total Increase (Decrease) in Net Assets                                                (31,711)                48,630
NET ASSETS:
   Beginning of Period                                                                 437,879                389,249
                                                                                   -----------            -----------
   End of Period                                                                $      406,168         $      437,879
                                                                                   ===========            ===========

Amounts designated as "--" are either $0 or have been rounded to $0.

     The accompanying notes are an integral part of the financial statements

FINANCIAL HIGHLIGHTS                                                                                  AIG MONEY MARKET FUND


---------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE PERIODS ENDED OCTOBER 31,

                                                                                                                            RATIO
                                                                                                                 RATIO     OF NET
                      NET                                   NET               NET                  RATIO OF    EXPENSES    INCOME
                     ASSET                 DISTRIBUTIONS   ASSET            ASSETS      RATIO     OF NET TO   AVERAGE TO   AVERAGE
                     VALUE         NET        FROM NET     VALUE              END     OF EXPENSES   INCOME    NET ASSETS  NET ASSETS
                   BEGINNING   INVESTMENT    INVESTMENT     END     TOTAL  OF PERIOD  TO AVERAGE  TO AVERAGE  (EXCLUDING  (EXCLUDING
                   OF PERIOD     INCOME       INCOME     OF PERIOD RETURN    (000)    NET ASSETS  NET ASSETS    WAIVERS)   WAIVERS)
                   ---------   ----------  ------------- --------- ------   --------  ----------  ----------   ---------  ----------
----------------------
AIG MONEY MARKET FUND
----------------------

   CLASS A
     1998            $1.00        0.05         (0.05)      $1.00    5.49%   $251,090     0.26%       5.37%       0.36%      5.27%
     1997            $1.00        0.05         (0.05)      $1.00    5.41%   $329,125     0.27%       5.30%       0.39%      5.18%
     1996            $1.00        0.05         (0.05)      $1.00    5.26%   $253,865     0.39%       5.15%       0.41%      5.13%
     1995(1)         $1.00        0.05         (0.05)      $1.00    5.75%*  $313,657     0.40%*      5.60%*      0.47%*     5.53%*
   CLASS B
     1998            $1.00        0.05         (0.05)      $1.00    5.12%   $155,078     0.62%       5.00%       0.72%      4.90%
     1997            $1.00        0.05         (0.05)      $1.00    5.04%   $108,754     0.63%       4.93%       0.74%      4.82%
     1996            $1.00        0.05         (0.05)      $1.00    4.89%   $135,384     0.74%       4.79%       0.77%      4.76%
     1995(1)         $1.00        0.04         (0.04)      $1.00    5.43%*  $120,482     0.75%*      5.18%*      0.85%*     5.08%*



* Annualized
(1) The AIG Money Market Fund Class A and Class B shares commenced operations on December 1, 1994 and February 16, 1995, respectively.

     The accompanying notes are an integral part of the financial statements

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
OCTOBER 31, 1998
-------------------------------------------------------------------------------

1.   ORGANIZATION:

     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company with eight portfolios. The financial statements herein are those of one such portfolio, the AIG Money Market Fund (the "Fund"), which offers two classes of shares: Class A and Class B. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholders' interest is limited to the portfolio in which shares are held. The Funds' prospectus provide a description of the Funds' investment objectives, policies and strategies.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the portfolios on the basis of relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net asset value each day.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                 AIG MONEY MARKET FUND
OCTOBER 31, 1998
-------------------------------------------------------------------------------

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to Shareholders monthly. Any net realized capital gains are distributed to Shareholders at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

     USE OF ESTIMATES --The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:

     Organizational costs have been capitalized by the Trust and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Portfolio will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. Organizational costs include legal fees of approximately $21,000 for organizational work performed by a law firm of which a trustee of the Trust is a partner and two officers of the Trust are partners.

     Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.   ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

     The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provided administrative services at an annual rate of .10% of the Fund's average daily net assets up to $50 million;.08% of the average daily net assets from $50 million up to and including $250 million;.06% of the average daily net assets from $250 million up to and including $450 million; and .05% of the average daily net assets in excess of $450 million. There is a minimum annual fee of $75,000 per portfolio plus $15,000 for each additional class.

     The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991 as Amended and Restated August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                 AIG MONEY MARKET FUND
OCTOBER 31, 1998
-------------------------------------------------------------------------------

     AIG Equity Sales Corp. serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan ("the Plan") relating to the Class B shares pursuant to the Investment Company Act of 1940, Rule 12b-1. The Plan provides for payment of fees to the Distributor at an annual rate of .35% of the average daily net assets of the Class B shares. Such fees are then paid to the Sub-Distributor for services provided.

     DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5.   INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

     The Fund and AIG Capital Management Corp. (the "Advisor") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to .25% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive
 .10% of its fee, and to waive additional fees and/or reimburse certain expenses of the Portfolio in order to limit operating expenses to not more than .40% of the average daily net assets of Class A and not more than .75% of the average daily net assets of Class B. Fee waivers are voluntary and may be terminated at any time upon sixty days' written notice to the Fund.

     First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6.   CONCENTRATION OF CREDIT RISK:

     The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at October 31, 1998 is as follows:

                                S & P                  MOODY'S
                          ----------------        ----------------
                           A1 +      83.3%          P1        100%
                           A1        16.7%          NR          0%
                                    -----                     ---
                                    100.0%                    100%

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

-------------------------------------------------------------------------------
To the Shareholders and Board of
Trustees of AIG Money Market Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of the AIG Money Market Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 1998, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIG Money Market Fund of The Advisors' Inner Circle Fund as of October 31, 1998, and the results of its operations, changes in its net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.





ARTHUR ANDERSEN LLP

Philadelphia, PA
December 18, 1998

                             NOTICE TO SHAREHOLDERS
                                       OF
                         THE ADVISORS' INNER CIRCLE FUND
                                   (UNAUDITED)


For the shareholders that do not have a October 31, 1998 taxable year end, this notice is for informational purposes only. For shareholders with a October 31, 1998 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended October 31, 1998, the portfolio is designating long term capital gains, qualifying dividends and exempt interest income with regard to distributions paid during the year as follows:

                               (A)                 (B)
                            LONG TERM           ORDINARY              (C)
                          CAPITAL GAIN           INCOME              TOTAL
                          DISTRIBUTIONS       DISTRIBUTIONS      DISTRIBUTIONS
           PORTFOLIO       (TAX BASIS)         (TAX BASIS)        (TAX BASIS)
           ---------      -------------       -------------      -------------
AIG Money Market Fund          0%                 100%               100%

                               (D)                 (E)                (F)
                           QUALIFYING          TAX EXEMPT           FOREIGN
           PORTFOLIO      DIVIDENDS (1)         INTEREST          TAX CREDIT
           ---------      -------------       -------------      -----------
AIG Money Market Fund          0%                   0%                 0%


--------------------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION. * ITEMS (A) AND (B) ARE BASED ON A PERCENTAGE OF THE PORTFOLIO'S TOTAL DISTRIBUTIONS. ** ITEMS (D) AND (E) ARE BASED ON A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS OF THE PORTFOLIO.

INVESTMENT ADVISOR:
AIG CAPITAL MANAGEMENT CORP.
70 PINE STREET
NEW YORK, NY 10270

DISTRIBUTOR:
SEI INVESTMENTS DISTRIBUTION CO.
OAKS, PA 19456

SUB-DISTRIBUTOR:
AIG EQUITY SALES CORP.
NEW YORK, NY 10270

For information call: 1-800-845-3885




This information must be preceded or accompanied by a current prospectus.
AIG-F-005-05000